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                        [DORSEY & WHITNEY LETTERHEAD]








                              November 27, 1995



Piper Funds Inc.
Piper Jaffray Tower
222 South Ninth Street
Minneapolis, Minnesota 55402

     Re:  Rule 24f-2 Notice for Piper Funds Inc.
          (File Nos. 33-10261 and 811-4905)

Dear Sir or Madam:

          We have acted as counsel to Piper Funds Inc., a Minnesota corporation (the "Funds"), in connection with the Funds' Registration Statement on Form N-1A (File Nos. 33-10261 and 811-4905). This opinion is addressed to you in connection with a filing by the Funds of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purpose of this opinion. Based thereon, we advise you that, in our opinion, the 9,071,776,735 shares of common stock, $.01 par value per share, sold by the Funds during the fiscal period ended September 30, 1995, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Funds referred to above.

                    Very truly yours,


                    /s/


KLP


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                                                           PIPER CAPITAL
                                                             MANAGEMENT

                                                      Piper Capital Management
                                                      222 South Ninth Street
                                                      Minneapolis, MN 55402-3804

                                                      612-342-6402


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Rule 24f-2 Notice for Piper Funds Inc.



1. This notice is filed for the fiscal period ended September 30,1995 for the funds of Piper Funds Inc. These funds are Value Fund, Emerging Growth Fund, Equity Strategy Fund, Balanced Fund, Growth & Income Fund, Government Income Fund, Short-Intermediate Bond Fund, Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, National Tax-
     Exempt Fund,   Minnesota Tax-Exempt Fund and Institutional Government
     Income Portfolio.

2. No securities of the same class or series had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") which remained unsold at the beginning of such period.

3. No securities have been registered during such period other than pursuant to Rule 24f-2 of the 1940 Act.

4. 570,247,025 shares were sold during such period, at an aggregate price of $165,238,784.*

5. All 570,247,025 shares sold during such period were sold in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.

*    Includes 8,982,570,740   shares sold at an aggregate price of
$9,094,560,520 and 89,205,995 shares sold by reinvestment of dividends, at an aggregate purchase price of $158,215,242. 8,501,529,710 shares were redeemed during such period at an aggregate price of $9,087,536,978. The aggregate sales price of shares sold during the period, $9,252,775,762, reduced by the aggregate price at which shares were redeemed during such period, ($9,087,536,978), equals $165,238,784. This amount multiplied by one twenty-ninth of one percent equals $56,978.89, the registration fee which is enclosed with this notice.


November 28, 1995

PIPER FUNDS INC.

/s/ Robert H. Nelson

Robert H. Nelson
Senior Vice President